Equity based compensation - Narrative (Details) - USD ($)		3 Months Ended		9 Months Ended		12 Months Ended		60 Months Ended
	Jun. 07, 2024	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Jun. 06, 2024
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Percent of common shares issuable	15.00%					15.00%		10.00%
Options outstanding (in shares)		0		0		0	0
Options issued (in shares)				0		0	0
Exchange to common shares (in shares)		1		1		1
Employee Stock Option
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting period						10 years
RSU's
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting period						3 years
Granted (in shares)				652,135	1,435,700	1,435,700	0
Fair value				$ 1,200,000	$ 2,100,000	$ 2,300,000
Equity based compensation		$ 2,100,000	$ 200,000	$ 2,800,000	$ 300,000	600,000	$ 300,000
Unrecognized equity-based compensation expense						$ 2,400,000
Compensation expense, weighted average term						2 years 6 months
Vesting percent				33.33%		33.33%